Intangible Assets and Goodwill - Additional Information (Details) - Trademarks - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Indefinite-lived Intangible Assets [Line Items]
Impairment of indefinite-lived intangible assets			$ 331.6		$ 336.7
Registration and renewal costs	$ 0.2	$ 0.2	$ 0.3	$ 0.3